Leases (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Schedule of Operating Leases

	Lease 1	Lease 2
Initial Lease Term	December 2017 to December 2021	November 2018 to November 2023
Renewal Term	January 2021 to December 2024	November 2023 to November 2028
Initial Recognition of Right to use assets at January 1, 2019	$534,140	$313,301
Incremental Borrowing Rate	10%	10%

Schedule of Future Minimum Payments for Operating Lease Liabilities

The table below reconciles the fixed component of the undiscounted cash flows for each of the first five years and the total remaining years to the operating lease liabilities recorded in the Consolidated Balance Sheet as of September 30, 2019

Amounts due within twelve months of September 30
2019	$159,538
2020	164,299
2021	169,223
2022	174,320
2023	179,552
Thereafter	259,858
Total minimum lease payments	1,106,790
Less: effect of discounting	(314,451)
Present value of future minimum lease payments	792,339
Less: current obligations under leases	84,050
Long-term lease obligations	$708,289